(19) DEBENTURES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	R$ 7,863,696	R$ 8,023,493
Fair Value Adjustment [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	47,186
2021 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	1,191,059
2022 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	1,732,136
2023 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	2,321,213
2024 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	1,932,174
2025 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	404,271
2026 To 2030 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	235,657
Subtotal [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	R$ 7,816,510